SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended
	Jan. 22, 2020	Jan. 09, 2020	Feb. 21, 2020	Feb. 18, 2020	Jan. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Mar. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Reverse stock split		1-for-14			1 for 14
Final payments to IRS for past late fees	$ 37,210
Issuance of common stock, shares				1,350,000		1,542,188	1,542,188
Proceeds from underwritten offering				$ 8,000,000
Net proceeds from underwritten offering				$ 7,492,500
Shares issued in further underwritten over-allotment offering			192,188
Proceeds from further underwritten over-allotment offering			$ 1,100,000
Net proceeds from further underwritten over allotment offering			$ 1,066,643
Value of common stock offering							$ 3,528	$ 50,000,000	$ 1,982	$ 1,505